Property and Equipment	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Property and Equipment

Note 5 - Property and Equipment

1.	Investments in property and equipment consisted of the following as of March 31, 2024

a.	Investments in property and equipment other than held for sale

		Accumulated	Net
	Cost	Depreciation	Investment
Computer	$33,387	$(18,739)	$14,648
Furniture and fixtures	20,815	(7,569)	13,246
Total investment in property and equipment	$54,202	$(26,308)	$27,894

2.	Investments in property and equipment consisted of the following as of December 31, 2023

a.	Investments in property and equipment other than held for sale

		Accumulated	Net
	Cost	Depreciation	Investment
Computer	$33,401	$(11,856)	$21,545
Furniture and fixtures	20,853	(7,467)	13,386
Total investment in property and equipment	$54,254	$(19,323)	$34,931

b.	Investments in property and equipment held for sale

		Accumulated	Net
	Cost	Depreciation	Investment
Land	$19,690	$-	$19,690
Buildings and building improvements	267,117	(6,172)	260,945
Furniture and fixtures	16,090	(3,117)	12,973
Total investment in real estate	$302,897	$(9,289)	$293,608

The Company recorded depreciation expenses of $7,022 and $26,551 for the three months ended March 31, 2024 and March 31, 2023, respectively.

Note 6 - Property and Equipment

1.	Investments in property and equipment consisted of the following as of December 31, 2023

a.	Investments in property and equipment other than held for sale

		Accumulated	Net
	Cost	Depreciation	Investment
Computer	$33,401	$(11,856)	$21,545
Furniture and fixtures	20,853	(7,467)	13,386
Total investment in real estate	$54,254	$(19,323)	$34,931

b.	Investments in property and equipment held for sale

		Accumulated	Net
	Cost	Depreciation	Investment
Land	$19,690	$-	$19,690
Buildings and building improvements	267,117	(6,172)	260,945
Furniture and fixtures	16,090	(3,117)	12,973
Total investment in real estate	$302,897	$(9,289)	$293,608

2.	Investments in property and equipment consisted of the following as of April 30, 2023

a.	Investments in property and equipment other than held for sale

		Accumulated	Net
	Cost	Depreciation	Investment
Land	$218,556	$-	$218,556
Buildings and building improvements	1,713,265	(72,514)	1,640,751
Computer	33,543	(11,904)	21,639
Furniture and fixtures	73,975	(22,355)	51,620
Total investments	$2,039,339	$(106,773)	$1,932,566

b.	Investments in property and equipment held for sale

		Accumulated	Net
	Cost	Depreciation	Investment
Land	$19,690	$-	$19,690
Buildings and building improvements	226,284	(6,012)	220,272
Furniture and fixtures	16,090	(2,626)	13,464
Total investments	$262,064	$(8,638)	$253,426

3.	Investments in property and equipment consisted of the following as of April 30, 2022

a.	Investments in property and equipment other than held for sale

		Accumulated	Net
	Cost	Depreciation	Investment
Land	$218,556	$-	$218,556
Buildings and building improvements	1,713,265	(10,058)	1,703,207
Computer	32,330	(3,637)	28,693
Furniture and fixtures	69,305	(2,065)	67,240
Total investments	$2,033,456	$(15,760)	$2,017,696

b.	Investments in property and equipment held for sale

		Accumulated	Net
	Cost	Depreciation	Investment
Land	$138,283	$-	$138,283
Buildings and building improvements	1,609,873	(39,999)	1,569,874
Furniture and fixtures	106,530	(16,234)	90,296
Total investments	$1,854,686	$(56,233)	$1,798,453

The Company recorded depreciation expenses of $30,027, $93,254 and $90,386 for the eight months ended December 31, 2023 and periods ended April 30, 2023 and April 30, 2022, respectively.